ORGANIZATION AND BASIS OF PRESENTATION - Concentration risk (Details) - VIE - Business operation concentration risk	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total assets
RESTRICTED NET ASSETS
Percentage in the Group's consolidated financial position	61.00%	62.00%
Total liabilities
RESTRICTED NET ASSETS
Percentage in the Group's consolidated financial position	81.00%	84.00%